STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Options Purchased - .5%
Call Options - .3%
Standard & Poor's 500 E-mini, Contracts 177	4,380	9/17/2021	19,272,000		859,335
Put Options - .2%
Standard & Poor's 500 E-mini, Contracts 157	4,190	10/29/2021	32,891,500		704,145
Total Options Purchased (cost $1,387,086)			1,563,480
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 87.6%
U.S. Government Securities
U.S. Treasury Bills	0.04	9/30/2021	86,596,100	[a]	86,590,069
U.S. Treasury Bills	0.06	5/19/2022	25,448,000	[a]	25,436,213
U.S. Treasury Bills	0.02	11/18/2021	6,000,000	[a,b]	5,999,185
U.S. Treasury Bills	0.02	12/2/2021	50,000	[a]	49,992
U.S. Treasury Bills	0.01	8/19/2021	79,888,400	[a]	79,887,174
U.S. Treasury Bills	0.01	9/16/2021	103,173,500	[a,b]	103,168,663
Total Short-Term Investments (cost $301,133,708)			301,131,296
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 9.8%
Registered Investment Companies - 9.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $33,689,712)	0.05		33,689,712	[c]	33,689,712
Total Investments (cost $336,210,506)			97.9%	336,384,488
Cash and Receivables (Net)			2.1%	7,165,037
Net Assets			100.0%	343,549,525

a Security is a discount security. Income is recognized through the accretion of discount.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Investment Companies	33,689,712	-	-	33,689,712
U.S. Treasury Securities	-	301,131,296	-	301,131,296
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	4,095,259	-	4,095,259
Futures††	6,447,876	-	-	6,447,876
Options Purchased	1,563,480	-	-	1,563,480
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,544,668)	-	(2,544,668)
Futures††	(5,466,026)	-	-	(5,466,026)
Options Written	(1,129,605)	-	-	(1,129,605)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Dynamic Total Return Fund

July 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
ASX SPI 200	21	9/16/2021	2,802,150[a]	2,812,480	10,330
Australian 10 Year Bond	778	9/15/2021	81,089,888[a]	83,012,640	1,922,752
Brent Crude	33	11/30/2021	2,202,293[b]	2,411,640	209,347
CAC 40 10 Euro	75	8/20/2021	5,873,395[a]	5,880,390	6,995
Canadian 10 year Bond	455	9/21/2021	53,251,728[a]	53,979,280	727,552
Cocoa	58	12/15/2021	1,368,458[b]	1,404,760	36,302
Copper	9	9/28/2021	982,047[b]	1,008,563	26,516
Corn No.2 Yellow	82	12/14/2021	2,216,593[b]	2,235,525	18,932
Cotton No.2	49	12/8/2021	2,182,893[b]	2,190,055	7,162
Crude Oil	29	11/19/2021	2,040,874[b]	2,075,530	34,656
Crude Soybean Oil	77	12/14/2021	2,978,471[b]	2,912,448	(66,023)
DAX	51	9/17/2021	23,482,306[a]	23,517,377	35,071
E-mini Russell 2000	76	9/17/2021	8,761,612	8,442,080	(319,532)
FTSE 100	782	9/17/2021	75,588,381[a]	75,724,462	136,081
FTSE/MIB Index	6	9/17/2021	850,871[a]	902,392	51,521
Gasoline	12	11/30/2021	975,126[b]	1,059,811	84,685
Gold 100 oz	17	10/27/2021	3,051,510[b]	3,084,650	33,140
Japanese 10 Year Bond	59	9/13/2021	81,799,228[a]	81,907,844	108,616
Live Cattle	7	10/29/2021	349,063[b]	356,160	7,097
LME Primary Aluminum	18	12/15/2021	1,123,117[b]	1,163,025	39,908
LME Primary Nickel	2	12/15/2021	220,254[b]	234,594	14,340
LME Refined Pig Lead	2	12/15/2021	114,556[b]	118,500	3,944
LME Zinc	4	12/15/2021	295,212[b]	303,000	7,788
Low Sulphur Gas oil	13	12/10/2021	790,758[b]	790,725	(33)
Mini MSCI Emerging Markets Index	104	9/17/2021	7,107,700	6,644,040	(463,660)
Natural Gas	15	11/26/2021	580,919[b]	612,750	31,831
Platinum	41	10/27/2021	2,270,418[b]	2,149,220	(121,198)
Standard & Poor's 500 E-mini	345	9/17/2021	75,251,748	75,718,875	467,127
Sugar No.11	44	9/30/2021	911,607[b]	882,605	(29,002)
Topix	283	9/9/2021	49,863,533[a]	49,142,245	(721,288)
U.S. Treasury 10 Year Notes	1,407	9/21/2021	186,936,155	189,175,554	2,239,399
Futures Short
Amsterdam Exchange Index	36	8/20/2021	6,408,174[a]	6,416,341	(8,167)
Chicago SRW Wheat	83	12/14/2021	2,607,807[b]	2,958,950	(351,143)
Coffee "C"	9	12/20/2021	656,608[b]	615,769	40,839

STATEMENT OF FUTURES (Unaudited) (continued)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short (continued)
Euro-Bond	398	9/8/2021	81,575,632[a]	83,363,553	(1,787,921)
Hang Seng	103	8/30/2021	17,185,598[a]	17,162,138	23,460
Hard Red Winter Wheat	23	12/14/2021	689,452[b]	786,888	(97,436)
IBEX 35 Index	44	8/20/2021	4,556,821[a]	4,527,760	29,061
Lean Hog	7	12/14/2021	235,574[b]	228,620	6,954
Long Gilt	430	9/28/2021	76,575,156[a]	77,575,483	(1,000,327)
NY Harbor ULSD	1	11/30/2021	91,436[b]	92,047	(611)
NYMEX Palladium	5	9/28/2021	1,368,491[b]	1,328,100	40,391
S&P/Toronto Stock Exchange 60 Index	45	9/16/2021	8,719,305[a]	8,746,072	(26,767)
Silver	3	9/28/2021	377,847[b]	383,205	(5,358)
Soybean	6	11/12/2021	407,183[b]	404,775	2,408
Soybean Meal	28	12/14/2021	1,034,591[b]	990,920	43,671
Swiss Market Index	307	9/17/2021	40,540,300[a]	41,007,893	(467,593)
Gross Unrealized Appreciation				6,447,876
Gross Unrealized Depreciation				(5,466,059)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Dynamic Total Return Fund

July 31, 2021 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	Value ($)
Call Options:
Standard & Poor's 500 E-mini, Contracts 157	4,350	8/20/2021	34,147,500	(635,065)
Put Options:
Standard & Poor's 500 E-mini, Contracts 313	3,700	10/29/2021	57,905,000	(494,540)
Total Options Written (premiums received $734,262)				(1,129,605)

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Dynamic Total Return Fund

July 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup
United States Dollar	1,665,559	Australian Dollar	2,248,000	9/15/2021	15,478
Norwegian Krone	21,430,000	United States Dollar	2,447,984	9/15/2021	(22,069)
United States Dollar	16,702,609	Norwegian Krone	138,043,782	9/15/2021	1,075,801
Canadian Dollar	7,320,000	United States Dollar	5,915,409	9/15/2021	(48,235)
United States Dollar	2,109,354	Canadian Dollar	2,622,000	9/15/2021	7,751
Swedish Krona	156,233,085	United States Dollar	18,903,844	9/15/2021	(748,294)
New Zealand Dollar	2,241,000	United States Dollar	1,570,795	9/15/2021	(9,787)
United States Dollar	12,237,106	New Zealand Dollar	17,256,183	9/15/2021	217,006
Swiss Franc	4,159,000	United States Dollar	4,618,835	9/15/2021	(22,103)
United States Dollar	4,778,204	Swiss Franc	4,402,000	9/15/2021	(87,104)
British Pound	2,490,000	United States Dollar	3,483,185	9/15/2021	(21,682)
United States Dollar	3,012,147	British Pound	2,182,000	9/15/2021	(21,186)
Euro	36,942,000	United States Dollar	43,858,487	9/15/2021	4,485
United States Dollar	60,351,274	Euro	49,464,365	9/15/2021	1,619,910
Australian Dollar	9,000,000	United States Dollar	6,902,764	9/15/2021	(296,569)
United States Dollar	6,810,741	Australian Dollar	9,163,000	9/15/2021	84,901
Japanese Yen	524,517,000	United States Dollar	4,754,355	9/15/2021	28,539
United States Dollar	24,494,732	Japanese Yen	2,698,395,000	9/15/2021	(111,025)
Goldman Sachs
British Pound	28,094,651	United States Dollar	39,755,797	9/15/2021	(699,683)
United States Dollar	4,262,541	British Pound	3,103,000	9/15/2021	(51,131)
Japanese Yen	385,196,000	United States Dollar	3,522,662	9/15/2021	(10,189)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs(continued)
United States Dollar	3,424,715	Japanese Yen	376,467,000	9/15/2021	(8,161)
Euro	14,215,000	United States Dollar	16,821,519	9/15/2021	56,618
Australian Dollar	1,946,000	United States Dollar	1,496,274	9/15/2021	(67,868)
United States Dollar	10,532,003	Australian Dollar	14,186,874	9/15/2021	118,531
New Zealand Dollar	4,494,000	United States Dollar	3,116,804	9/15/2021	13,571
United States Dollar	1,225,053	New Zealand Dollar	1,769,000	9/15/2021	(7,175)
Canadian Dollar	1,312,000	United States Dollar	1,028,769	9/15/2021	22,834
United States Dollar	939,342	Canadian Dollar	1,171,000	9/15/2021	754
United States Dollar	993,159	Swiss Franc	908,000	9/15/2021	(10,407)
Norwegian Krone	34,763,000	United States Dollar	3,928,913	9/15/2021	6,322
United States Dollar	2,306,333	Norwegian Krone	19,227,000	9/15/2021	129,802
HSBC
Japanese Yen	275,240,000	United States Dollar	2,500,227	9/15/2021	9,594
Swiss Franc	17,317,559	United States Dollar	19,364,806	9/15/2021	(224,586)
Morgan Stanley
Norwegian Krone	6,717,000	United States Dollar	759,846	9/15/2021	531
United States Dollar	13,738,553	Japanese Yen	1,503,265,985	9/15/2021	30,776
United States Dollar	737,558	British Pound	536,000	9/15/2021	(7,569)
Australian Dollar	4,878,000	United States Dollar	3,650,402	9/15/2021	(69,845)
United States Dollar	1,627,972	Australian Dollar	2,207,000	9/15/2021	7,986
United States Dollar	21,582,314	Canadian Dollar	26,138,513	9/15/2021	631,603
Euro	3,820,000	United States Dollar	4,523,199	9/15/2021	12,466
Gross Unrealized Appreciation					4,095,259
Gross Unrealized Depreciation					(2,544,668)

See notes to consolidated financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2021, accumulated net unrealized appreciation on investments was $173,982, consisting of $177,895 gross unrealized appreciation and $3,913 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.